Segment Reporting - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue recognized at a point in time		€ 44
Total Revenue		44		€ 0
Cost of sales		(44)		0
Research & Development expenses		(2,139)		(10,527)
General & Administrative expenses		(3,665)		(6,245)
Change in fair value of contingent consideration				1,128
Net Other income/(loss)		2,059		1,567
Operating Profit/(Loss)	[1]	(3,745)		(14,077)
Net financial income/(loss)		5		21
Loss before taxes		(3,740)		(14,056)
Profit (Loss) for the year		(3,740)	€ (26,879)	(14,056)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue recognized at a point in time		44
Total Revenue		44
Cost of sales		(44)
Research & Development expenses		(355)		(268)
Net Other income/(loss)		(16)		(74)
Operating Profit/(Loss)		(371)		(342)
Net financial income/(loss)		0		(19)
Loss before taxes		(371)		(361)
Profit (Loss) for the year		(371)		(361)
Immuno-oncology [member]
Disclosure of operating segments [line items]
Research & Development expenses		(1,784)		(10,259)
Change in fair value of contingent consideration				1,128
Net Other income/(loss)		1,249		1,641
Operating Profit/(Loss)		(535)		(7,490)
Net financial income/(loss)		(8)		(68)
Loss before taxes		(543)		(7,558)
Profit (Loss) for the year		(543)		(7,558)
Corporate [member]
Disclosure of operating segments [line items]
General & Administrative expenses		(3,665)		(6,245)
Net Other income/(loss)		826		0
Operating Profit/(Loss)		(2,840)		(6,245)
Net financial income/(loss)		13		108
Loss before taxes		(2,827)		(6,137)
Profit (Loss) for the year		€ (2,827)		€ (6,137)

[1]	The operating loss arises from the Company’s loss for the period before deduction of financial income, Financial expenses and Income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.